Net gain or loss on financial instruments at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of gains (losses) on financial instruments at fair value through profit or loss [Abstract]
Summary of gains related to financial instruments at FVTPL
(1)	Details of gains related to net gain or loss on financial instruments at FVTPL are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022	2023
Gain on financial instruments at fair value through profit or loss	325,649	238,502	488,486
Gain on financial instruments at fair value through profit or loss designated as upon initial recognition	102	—	—

Total	325,751	238,502	488,486

Summary of gain or loss on financial instruments at fair value through profit or loss and financial instruments held for trading
(2)	Details of net gain or loss on financial instruments at fair value through profit or loss and financial instruments held for trading are as follows (Unit: Korean Won in millions):

			For the years ended December 31
			2021	2022	2023
Financial assets at FVTPL	Securities	Gain on transactions and valuation	249,803	294,667	889,250
		Loss on transactions and valuation	(197,172)	(553,093)	(191,144)

		Sub-total	52,631	(258,426)	698,106

	Loans	Gain on transactions and valuation	24,674	24,005	6,064
		Loss on transactions and valuation	(6,770)	(2,219)	(2,289)

		Sub-total	17,904	21,786	3,775

	Other financial assets	Gain on transactions and valuation	17,034	21,602	9,742
		Loss on transactions and valuation	(12,370)	(12,314)	(19,291)

		Sub-total	4,664	9,288	(9,549)

	Sub-total		75,199	(227,352)	692,332

Derivatives (Held for trading)	Interest rates derivatives	Gain on transactions and valuation	2,020,004	5,216,543	4,741,233
		Loss on transactions and valuation	(1,746,752)	(3,625,834)	(4,990,352)

		Sub-total	273,252	1,590,709	(249,119)

	Currency derivatives	Gain on transactions and valuation	9,685,798	14,601,674	7,677,720
		Loss on transactions and valuation	(9,715,260)	(15,713,074)	(7,528,291)

		Sub-total	(29,462)	(1,111,400)	149,429

	Equity derivatives	Gain on transactions and valuation	1,754,671	2,836,843	3,169,071
		Loss on transactions and valuation	(1,744,294)	(2,850,334)	(3,273,202)

		Sub-total	10,377	(13,491)	(104,131)

	Other derivatives	Gain on transactions and valuation	64	49	14
		Loss on transactions and valuation	(3,781)	(13)	(39)

		Sub-total	(3,717)	36	(25)

	Sub-total		250,450	465,854	(203,846)

	Net, Total		325,649	238,502	488,486